COMMITMENTS AND CONTINGENCIES (Details) - ADARA ACQUISITION CORP	Jun. 22, 2022 USD ($) shares	Mar. 17, 2022	Dec. 31, 2022 item
COMMITMENTS AND CONTINGENCIES
Maximum number of demands for registration of securities | item			3
Business Combination Agreement
COMMITMENTS AND CONTINGENCIES
Fraction round up for Combined Company Common Stock	0.5
Cash settlement for fractional shares | $	$ 0
Escrow period for Contingent Consideration Shares	10 years
Advisory fees as percentage of funds		0.035%
Business Combination Agreement | Triggering event I prior to the five-year anniversary of the closing
COMMITMENTS AND CONTINGENCIES
Contingent Consideration Shares earned upon on the occurrence of triggering event	20,000,000
Business Combination Agreement | Triggering event II prior to the seven-year anniversary of the closing
COMMITMENTS AND CONTINGENCIES
Contingent Consideration Shares earned upon on the occurrence of triggering event	20,000,000
Business Combination Agreement | Triggering event III prior to the ten-year anniversary of the closing
COMMITMENTS AND CONTINGENCIES
Contingent Consideration Shares earned upon on the occurrence of triggering event	20,000,000